Partners’ Capital - Partnership units (Table) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common units	20,255,707	19,394,696
General partner units	348,570	348,570
Treasury Units	566,239	382,250
Total partnership units	21,170,516	20,125,516